Insurance services - Summary of Information Regarding Movement of Total VOBA Contracts (Detail) ₨ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)
Separate Accounts Disclosure [Abstract]
Beginning balance	₨ 221,738.5	₨ 204,395.7	$ 2,392.6
Amortization	(16,707.7)	(16,669.1)	(195.1)
Experience Adjustment	(635.1)	(3,447.2)	(40.4)
Ending balance	₨ 204,395.7	₨ 184,279.4	$ 2,157.1